Document and Entity Information - USD ($)	12 Months Ended
	Dec. 30, 2017	Feb. 03, 2018	Jun. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	UNIVERSAL FOREST PRODUCTS INC
Entity Central Index Key	0000912767
Current Fiscal Year End Date	--12-30
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding (in shares)		61,210,113
Entity Public Float			$ 1,676,557,004
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2017